FAIR VALUE MEASUREMENTS AND DERIVATIVE INSTRUMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value Measurements of Financial Assets and Liabilities

The following tables present, by level within the fair value hierarchy, TEP’s assets and liabilities accounted for at fair value on a recurring basis. These assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Total	Level 1	Level 2	Level 3	Counterparty Netting of Energy Contracts Not Offset on the Balance Sheets(5)	Net Amount
	March 31, 2015
	Millions of Dollars
Assets
Cash Equivalents(1)	$50	$50	$—	$—	$—	$50
Restricted Cash(1)	2	2	—	—	—	2
Rabbi Trust Investments(2)	27	—	27	—	—	27
Energy Contracts—Regulatory Recovery(3)	1	—	—	1	(1)	—

Total Assets	80	52	27	1	(1)	79

Liabilities
Energy Contracts—Regulatory Recovery(3)	(25)	—	(13)	(12)	1	(24)
Energy Contracts—Cash Flow Hedge(3)	(1)	—	—	(1)	—	(1)
Interest Rate Swaps(4)	(4)	—	(4)	—	—	(4)

Total Liabilities	(30)	—	(17)	(13)	1	(29)

Net Total Assets (Liabilities)	$50	$52	$10	$(12)	$—	$50

	Total	Level 1	Level 2	Level 3	Counterparty Netting of Energy Contracts Not Offset on the Balance Sheets(5)	Net Amount
	December 31, 2014
	Millions of Dollars
Assets
Cash Equivalents(1)	$15	$15	$—	$—	$—	$15
Restricted Cash(1)	2	2	—	—	—	2
Rabbi Trust Investments(2)	26	—	26	—	—	26
Energy Contracts—Regulatory Recovery(3)	2	—	—	2	(2)	—

Total Assets	45	17	26	2	(2)	43

Liabilities
Energy Contracts—Regulatory Recovery(3)	(18)	—	(9)	(9)	1	(17)
Energy Contracts—No Regulatory Recovery(3)	(1)	—	—	(1)	1	—
Energy Contracts—Cash Flow Hedge(3)	(1)	—	—	(1)	—	(1)
Interest Rate Swaps(4)	(5)	—	(5)	—	—	(5)

Total Liabilities	(25)	—	(14)	(11)	2	(23)

Net Total Assets (Liabilities)	$20	$17	$12	$(9)	$—	$20

(1)	Cash Equivalents and Restricted Cash represent amounts held in money market funds and certificates of deposit valued at cost, including interest, which approximates fair market value. Cash Equivalents are included in Cash and Cash Equivalents on the balance sheets. Restricted Cash is included in Investments and Other Property—Other on the balance sheets.
(2)	Rabbi Trust Investments include amounts related to deferred compensation and Supplement Executive Retirement Plan (SERP) benefits held in mutual and money market funds valued at quoted prices traded in active markets. These investments are included in Investments and Other Property—Other on the balance sheets.
(3)	Energy Contracts include gas swap agreements (Level 2), power options (Level 2), gas options (Level 3), forward power purchase and sales contracts (Level 3) entered into to reduce exposure to energy price risk, and, at December 31, 2014, a power sale option. These contracts are included in Derivative Instruments on the balance sheets. The valuation techniques are described below.
(4)	An Interest Rate Swap valued using an income valuation approach, based on the 6-month London Interbank Offered Rate (LIBOR) is included in Derivative Instruments on the balance sheets.
(5)	All energy contracts are subject to legally enforceable master netting arrangements to mitigate credit risk. We have presented the effect of offset by counterparty; however, we present derivatives on a gross basis on the balance sheets.

The following tables present, by level within the fair value hierarchy, TEP’s assets and liabilities accounted for at fair value on a recurring basis. These assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Total	Level 1	Level 2	Level 3	Counterparty Netting of Energy Contracts Not Offset on the Balance Sheets(5)	Net Amount
			December 31, 2014 Millions of Dollars
Assets
Cash Equivalents(1)	$15	$15	$—	$—	$—	$15
Restricted Cash(1)	2	2	—	—	—	2
Rabbi Trust Investments(2)	26	—	26	—	—	26
Energy Contracts – Regulatory Recovery(3)	1	—	—	1	(1)	—
Energy Contracts – No Regulatory Recovery(3)	1	—	—	1	(1)	—

Total Assets	45	17	26	2	(2)	43

Liabilities
Energy Contracts – Regulatory Recovery(3)	(18)	—	(9)	(9)	1	(17)
Energy Contracts – No Regulatory Recovery(3)	(1)	—	—	(1)	1	—
Energy Contracts – Cash Flow Hedge(3)	(1)	—	—	(1)	—	(1)
Interest Rate Swaps(4)	(5)	—	(5)	—	—	(5)

Total Liabilities	(25)	—	(14)	(11)	2	(23)

Net Total Assets (Liabilities)	$20	$17	$12	$(9)	—	$20

	Total	Level 1	Level 2	Level 3	Counterparty Netting of Energy Contracts Not Offset on the Balance Sheets(5)	Net Amount
			December 31, 2013 Millions of Dollars
Assets
Cash Equivalents(1)	$—	$—	$—	$—	$—	$—
Restricted Cash(1)	2	2	—	—	—	2
Rabbi Trust Investments(2)	22	—	22	—	—	22
Energy Contracts – No Regulatory Recovery(3)	2	—	1	1	(1)	1

Total Assets	26	2	23	1	(1)	25

Liabilities
Energy Contracts – Regulatory Recovery(3)	(2)	—	—	(2)	1	(1)
Energy Contracts – Cash Flow Hedge(3)	(1)	—	—	(1)	—	(1)
Interest Rate Swaps(4)	(7)	—	(7)	—	—	(7)

Total Liabilities	10	—	(7)	(3)	1	(9)

Net Total Assets (Liabilities)	$16	$2	$16	$(2)	—	$16

(1)	Cash Equivalents and Restricted Cash represent amounts held in money market funds and certificates of deposit valued at cost, including interest, which approximates fair market value. Cash Equivalents are included in Cash and Cash Equivalents on the balance sheets. Restricted Cash is included in Investments and Other Property – Other on the balance sheets.
(2)	Rabbi Trust Investments include amounts related to deferred compensation and Supplement Executive Retirement Plan (SERP) benefits held in mutual and money market funds valued at quoted prices traded in active markets. These investments are included in Investments and Other Property – Other on the balance sheets.
(3)	Energy Contracts include gas swap agreements (Level 2), power options (Level 2), gas options (Level 3), forward power purchase and sales contracts (Level 3) entered into to reduce exposure to energy price risk, and a power sale option (Level 3). These contracts are included in Derivative Instruments on the balance sheets. The valuation techniques are described below.
(4)	Interest Rate Swaps still held are valued based on the 6-month London Interbank Offered Rate (LIBOR). An interest rate swap valued based on the Securities Industry and Financial Markets Association Municipal swap index matured in September 2014. These interest rate swaps are included in Derivative Instruments on the balance sheets.
(5)	All energy contracts are subject to legally enforceable master netting arrangements to mitigate credit risk. We have presented the effect of offset by counterparty; however, we present derivatives on a gross basis on the balance sheets.

Financial Impact of Energy Contracts

We record unrealized gains and losses on energy contracts that are recoverable through the PPFAC on the balance sheets as a regulatory asset or a regulatory liability rather than reporting the transaction in the income statements or in the statements of other comprehensive income, as shown in following table:

	Three Months Ended March 31,
	2015	2014
	Millions of Dollars
Unrealized Net Gain (Loss) Recorded to Regulatory (Assets)/Liabilities	$(6)	$1

We record unrealized gains and losses on energy contracts that are recoverable through the PPFAC on the balance sheets as a regulatory asset or a regulatory liability rather than reporting the transaction in the income statements or in the statements of other comprehensive income, as shown in following tables:

	Year Ended December 31,
	2014	2013	2012
	Millions of Dollars
Unrealized Net Gain (Loss) Recorded in Regulatory (Assets) Liabilities	$(18)	$—	$6

Derivative Volumes

At March 31, 2015, we have energy contracts that will settle through the first quarter of 2018. The volumes associated with our energy contracts were as follows:

	March 31, 2015	December 31, 2014
Power Contracts GWh	1,008	2,604
Gas Contracts GBtu	24,027	19,932

The volumes associated with our energy contracts were as follows:

	December 31, 2014	December 31, 2013
Power Contracts GWh	2,604	779
Gas Contracts GBtu	19,932	9,615

Quantitative Information Regarding Unobservable Inputs

The following table provides quantitative information regarding significant unobservable inputs in TEP’s Level 3 fair value measurements:

	Valuation Approach	Fair Value at March 31, 2015			Range of Unobservable Input
		Assets	Liabilities	Unobservable Inputs
		Millions of Dollars
Forward Power Contracts	Market approach	$1	$(8)	Market price per MWh	$23.80	$37.70

Gas Option Contracts	Option model	—	(5)	Market price per MMbtu	$2.34	$3.22

				Gas volatility	24.15%	39.91%

Level 3 Energy Contracts		$1	$(13)

	Valuation Approach	Fair Value at December 31, 2014			Range of Unobservable Input
		Assets	Liabilities	Unobservable Inputs
		Millions of Dollars
Forward Power Contracts	Market approach	$1	$(6)	Market price per MWh	$22.35	$39.05

Power Sale Option	Market approach	1	(1)	Market price per MWh	$27.75	$44.94
				Market price per MMbtu	$2.88	$4.02

Gas Option Contracts	Option model	—	(4)	Market price per MMbtu	$2.72	$3.26
				Gas volatility	30.8%	53.29%

Level 3 Energy Contracts		$2	$(11)

The following table provides quantitative information regarding significant unobservable inputs in TEP’s Level 3 fair value measurements:

		Fair Value at December 31, 2014			Range of Unobservable Input
	Valulation Approach	Assets	Liabilities	Unobservable Inputs	Minimum	Maximum

Forward Power Contracts	Market approach	$1	$(6)	Market price per MWh	$22.35	$39.05

Power Sale Option	Market approach	1	(1)	Market price per MWh	$27.75	$44.94

				Market price per MWh	$2.88	$4.02

Gas Option Contracts	Option model	—	(4)	Market price per MWh	$2.72	$3.26

				Gas volatility	30.8%	53.29%

Level 3 Energy Contracts		$2	$(11)

		Fair Value at December 31, 2013			Range of Unobservable Input
	Valulation Approach	Assets	Liabilities	Unobservable Inputs	Minimum	Maximum

Forward Power Contracts	Market approach	$—	$(3)	Market price per MWh	$27.00	$48.25

Gas Option Contracts	Option model	1	—	Market price per MWh	$3.88	$4.32

				Gas volatility	25.05%	35.07%

Level 3 Energy Contracts		$1	$(3)

Balance Sheets Carrying Value Estimated Fair Values of Financial Instruments

The carrying values recorded on the balance sheets and the estimated fair values of our financial instruments include the following:

		March 31, 2015		December 31, 2014
	Fair ValueHierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
	Millions of Dollars
Long-Term Debt	Level 2	$1,541	$1,642	$1,372	$1,457

The carrying values recorded on the balance sheets and the estimated fair values of our financial instruments include the following:

		December 31, 2014		December 31, 2013
	Fair Value Hierachy	Carrying Value	Fair Value	Carrying Value	Fair Value
	Millions of Dollars
Assets:
Investment in Lease Equity(1)	Level 3	N/A	N/A	$36	$25

Liabilities:
Long-Term Debt	Level 2	1,372	1,457	1,223	1,214

(1)	Balance was transferred to Plant in Service in December 2014.